RECENTLY ISSUED ACCOUNTING STANDARDS - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Operating leases, right of use assets, net	$ 54,853	$ 205,328
Present value of operating lease liabilities	56,387	198,462
Capitalized voyage expense during the period	27,900
Golden Hawk [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Operating leases, right of use assets, net		4,100
Time charter revenues
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Capitalized voyage expense during the period	$ 20,100
Accounting Standards Update 2016-02 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Operating leases, right of use assets, net		205,300
Present value of operating lease liabilities		198,500
Prepaid charter hire (straight-lining of lease expense)		10,900
Deferred gain from sale of leaseback transaction		$ 2,500